Purchase obligations Including Hardware And Software Maintenance Contracts And Inventory Purchase Commitments (Detail) $ in Thousands	May. 02, 2015 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Less Than 1 Year	$ 135,058
1-3 Years	11,347
3-5 Years	284
More Than 5 Years	0
Total	$ 146,689